Schedule of Investments (unaudited)
December 31, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD	1,404	$ 1,411,255
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		952	966,059
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		1,540	1,553,347
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		294	297,140
Series 2024-2, Class A3, 5.61%, 04/20/28(a)		8,007	8,145,513
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		378	379,766
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,346,974
Series 2024-2, Class A, 5.24%, 04/15/31(a)		5,015	5,106,284
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,825,350
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	628,353
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		102	89,099
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		794	801,245
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)		4,901	4,965,837
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)		3,917	3,977,793
Total Asset-Backed Securities — 2.7% (Cost: $33,053,373)			33,494,015
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 7.6%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	932,546
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.66%, 09/15/34(a)(b)		3,928	3,898,540
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	356,195
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 07/15/41(a)(b)		2,220	2,233,893
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)		550	547,343
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,143,705
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.75%, 08/15/39(a)(b)		600	602,975
BANK
Series 2018-BN11, Class B, 4.34%, 03/15/61(b)		1,769	1,671,130
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,274,445
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	958,786
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 11/15/41(a)(b)		560	560,000
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 08/15/26(a)(b)		2,052	2,056,216
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 03/15/40(a)(b)		2,000	2,004,822
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 5.41%, 02/15/39(a)(b)		4,334	4,335,269
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.34%, 11/15/28(a)(b)	USD	1,060	$ 1,057,367
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 12/09/40(a)(b)		2,236	2,245,147
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 08/15/39(a)(b)		3,780	3,806,022
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.80%, 12/15/39(a)(b)		1,100	1,100,338
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(b)		2,364	2,370,074
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(b)		2,430	2,439,895
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		1,489	1,354,200
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(b)		217	217,405
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/41(a)(b)		1,530	1,534,726
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.02%, 09/15/38(a)(b)		2,995	3,005,750
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,129,593
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, 10/12/40(a)(b)		1,370	1,392,326
Commercial Mortgage Trust
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	2,805,338
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		631	629,416
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.24%, 06/15/41(a)(b)		1,750	1,750,057
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 08/15/41(a)(b)		930	934,650
Credit Suisse Mortgage Capital Trust, Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	259,139
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	791,508
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	746,359
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	909,587
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	705,605
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47		177	176,118
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.81%, 05/15/26(a)(b)		730	691,234
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 6.59%, 08/15/39(a)(b)		3,060	3,062,861
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/28(a)(b)		1,100	1,104,125
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 05/15/41(a)(b)		1,570	1,575,887
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	590,976
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 11/15/41(a)(b)		640	639,800
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48		3,594	3,582,694
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,721,193
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 6.13%, 10/15/33(a)(b)		2,000	1,980,000

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.53%, 10/15/33(a)(b)	USD	600	$ 498,506
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,055,303
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		440	438,711
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 6.12%, 12/15/39(a)(b)		760	758,812
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		416	412,000
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 08/15/40(a)(b)		880	893,035
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.19%, 12/15/41(a)(b)		1,338	1,344,690
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.77%, 12/15/34(a)(b)		640	631,758
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		959	952,083
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		740	702,393
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	902,539
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		665	641,969
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.49%, 11/15/40(a)(b)		241	242,885
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(a)		1,040	1,042,637
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		399	397,358
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		765	761,444
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,584,135
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		2,417	2,319,419
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.71%, 05/15/31(a)(b)		3,516	3,455,578
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		1,090	1,092,567
			93,013,077
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 0.94%, 05/15/53(a)(b)		1,548	60,241
BANK
Series 2020-BN29, Class XA, 1.31%, 11/15/53(b)		4,191	250,169
Series 2021-BN33, Class XA, 1.05%, 05/15/64(b)		15,725	711,949
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.44%, 12/17/53(a)(b)		3,821	229,588
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		8,767	422,355
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.44%, 10/15/52(b)		9,672	518,914
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.71%, 05/15/51(b)		8,000	153,867
Series 2020-C58, Class XA, 1.80%, 07/15/53(b)		4,415	342,072
			2,689,155
Total Non-Agency Mortgage-Backed Securities — 7.8% (Cost: $98,991,653)			95,702,232
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.7%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		534	501,968
Series 2013-81, Class YK, 4.00%, 08/25/43		200	178,424
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2017-100, Class ZJ, 3.50%, 12/25/47	USD	3,112	$ 2,661,408
Series 2017-76, Class PB, 3.00%, 10/25/57		900	633,612
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 1.77%, 05/25/48(b)		1,833	1,527,967
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,749	4,135,329
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,293,595
Series 2023-46, Class FA, (SOFR (30-day) + 1.30%), 5.87%, 10/25/53(b)		4,925	4,960,490
Series 2023-56, Class FA, (SOFR (30-day) + 1.40%), 5.97%, 11/25/53(b)		925	934,905
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 5.67%, 07/25/54(b)		3,019	3,014,814
Series 2024-54, Class FD, (SOFR (30-day) + 1.25%), 5.82%, 08/25/54(b)		2,743	2,759,691
Series 2024-83, Class FA, (SOFR (30-day) + 1.15%), 5.72%, 10/25/54(b)		4,300	4,279,272
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		328	305,579
Series 3780, Class ZA, 4.00%, 12/15/40		1,255	1,182,423
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,186,546
Series 4355, Class ZL, 4.00%, 06/15/44		2,449	2,207,969
Series 4384, Class LB, 3.50%, 08/15/43		844	813,303
Series 4758, Class Z, 4.00%, 02/15/48		1,711	1,555,626
Series 4988, Class AK, 1.00%, 07/25/50		1,878	1,439,854
Series 5002, Class TJ, 2.00%, 07/25/50		1,853	1,516,147
Series 5443, Class FA, (SOFR (30-day) + 1.20%), 5.77%, 08/25/54(b)		3,882	3,897,711
Series 5444, Class FC, (SOFR (30-day) + 1.12%), 5.69%, 08/25/54(b)		5,359	5,361,969
Series 5458, Class PF, (SOFR (30-day) + 1.00%), 5.57%, 09/25/54(b)		1,249	1,242,301
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 5.77%, 11/25/54(b)		3,673	3,663,208
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 5.87%, 11/25/54(b)		2,841	2,840,527
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,106	1,054,614
Series 2018-4, Class MA, 3.50%, 03/25/58		1,232	1,170,571
Ginnie Mae
Series 2014-107, Class WX, 6.59%, 07/20/39(b)		239	245,358
Series 2016-123, Class LM, 3.00%, 09/20/46		600	481,169
			57,046,350
Commercial Mortgage-Backed Securities — 1.3%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,338,618
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,381,744
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,304,740
			16,025,102
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		877	99,062
Series 2014-68, Class YI, 4.50%, 11/25/44		406	79,604
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 1.57%, 09/25/45(b)		1,939	152,749
Series 2016-60, Class SD, (SOFR (30-day) + 5.99%), 1.42%, 09/25/46(b)		934	64,095
Series 2016-78, Class CS, (SOFR (30-day) + 5.99%), 1.42%, 05/25/39(b)		1,178	66,042
Series 2017-68, Class IE, 4.50%, 09/25/47		1,456	253,677
Series 2020-27, Class IJ, 4.50%, 05/25/50		4,646	903,576
Series 2020-32, Class IO, 4.00%, 05/25/50		1,612	331,771

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50	USD	1,673	$ 352,409
Series 2021-23, Class CI, 3.50%, 07/25/46		2,202	385,070
Series 2021-41, Class IO, 3.50%, 07/25/51		4,200	734,285
Series 2021-88, Class IO, 2.50%, 12/25/51		1,958	268,223
Series 2024-7, Class IA, 3.50%, 11/25/49		5,179	629,235
Series 427, Class C71, 3.00%, 10/25/49		2,042	335,596
Series 435, Class C24, 2.00%, 04/25/52		20,790	2,619,078
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		118	3,304
Series 4119, Class SC, (SOFR (30-day) + 6.04%), 1.44%, 10/15/42(b)		1,981	191,593
Series 4901, Class CS, (SOFR (30-day) + 5.99%), 1.42%, 07/25/49(b)		1,608	145,205
Series 4941, Class SH, (SOFR (30-day) + 5.84%), 1.27%, 12/25/49(b)		3,497	336,303
Series 5109, Class ID, 2.50%, 05/25/51		1,780	259,542
Series 5112, Class KI, 3.50%, 06/25/51		1,349	250,942
Series 5127, Class AI, 3.00%, 06/25/51		710	118,630
Series 5159, Class PI, 3.00%, 11/25/51		3,684	529,567
Ginnie Mae
Series 2017-101, Class SL, (1-mo. CME Term SOFR + 6.09%), 1.72%, 07/20/47(b)		1,342	145,097
Series 2020-115, Class IM, 3.50%, 08/20/50		2,051	381,599
Series 2020-146, Class DI, 2.50%, 10/20/50		2,826	409,216
Series 2020-175, Class DI, 2.50%, 11/20/50		992	135,242
Series 2020-185, Class MI, 2.50%, 12/20/50		3,517	497,590
Series 2021-104, Class IH, 3.00%, 06/20/51		4,231	673,949
Series 2021-149, Class KI, 3.00%, 08/20/51		7,902	1,259,566
Series 2022-5, Class LI, 3.50%, 01/20/52		10,397	1,930,732
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 1.45%, 07/20/53(b)		4,792	281,611
			14,824,160
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.69%, 04/25/30(b)		1,189	82,039
Series K116, Class X1, 1.42%, 07/25/30(b)		2,064	125,889
Series K119, Class X1, 0.93%, 09/25/30(b)		3,280	137,808
Series K122, Class X1, 0.87%, 11/25/30(b)		5,009	204,802
Ginnie Mae
Series 2016-151, Class IO, 0.89%, 06/16/58(b)		16,540	703,224
Series 2017-61, Class IO, 0.70%, 05/16/59(b)		959	34,701
			1,288,463
Mortgage-Backed Securities — 118.3%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		40,491	32,506,439
2.00%, 10/01/31 - 03/01/52		136,534	109,676,902
2.50%, 09/01/27 - 02/01/52		87,365	73,714,946
3.00%, 04/01/28 - 06/01/52		40,302	35,495,136
3.50%, 03/01/29 - 04/01/52		32,213	29,294,922
4.00%, 02/01/31 - 05/01/52		27,173	25,225,678
4.50%, 07/01/25 - 10/01/52		32,409	30,743,381
5.00%, 02/01/35 - 04/01/53		18,848	18,378,880
5.50%, 05/01/34 - 12/01/54		46,278	45,802,506
5.81%, 06/01/31		3,574	3,649,988
6.00%, 02/01/38 - 09/01/54		28,705	29,022,552
6.50%, 07/01/37 - 09/01/54		32,621	33,413,181
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		12,198	9,532,009
2.00%, 01/01/36 - 02/01/52		113,815	91,069,975
2.50%, 02/01/30 - 04/01/52		70,126	58,171,281
3.00%, 09/01/27 - 08/01/52		45,637	39,717,783
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
3.50%, 02/01/31 - 06/01/50	USD	19,839	$ 17,974,370
4.00%, 08/01/40 - 06/01/52		16,689	15,559,251
4.50%, 07/01/26 - 08/01/52		6,377	6,028,644
5.00%, 05/01/28 - 11/01/53		19,691	19,103,619
5.50%, 01/01/28 - 12/01/54		23,946	23,717,235
6.00%, 08/01/28 - 12/01/54		32,880	33,170,708
6.50%, 10/01/53 - 09/01/54		30,975	31,680,230
7.50%, 12/01/53 - 01/01/54		216	230,453
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/55(c)		51,678	41,398,444
2.50%, 04/20/51 - 01/15/55(c)		51,856	43,326,119
3.00%, 12/20/44 - 01/15/55(c)		36,238	31,467,464
3.50%, 01/15/42 - 01/15/55(c)		30,465	27,281,945
4.00%, 04/20/39 - 01/15/55(c)		60,034	55,414,788
4.50%, 09/20/39 - 01/15/55(c)(d)		51,315	48,603,524
5.00%, 07/15/33 - 01/15/55(c)		24,206	23,497,081
5.50%, 07/15/38 - 01/15/55(c)		99,020	98,210,967
6.00%, 03/20/53 - 01/15/55(c)		17,612	17,728,683
6.50%, 01/15/55(c)		10,892	11,078,514
Uniform Mortgage-Backed Securities
1.50%, 01/01/40(c)		2,664	2,283,275
2.00%, 01/01/40 - 01/01/55(c)		20,980	17,166,565
2.50%, 01/01/40 - 01/01/55(c)		15,842	13,303,271
3.00%, 01/01/40 - 01/01/55(c)		45,460	38,764,208
3.50%, 01/01/40 - 01/01/55(c)		13,343	11,820,727
4.00%, 01/01/40 - 01/01/55(c)		31,955	29,276,181
4.50%, 01/01/40 - 01/01/55(c)		7,305	7,082,713
5.00%, 01/01/55(c)		10,949	10,566,602
5.50%, 01/01/55(c)		3,592	3,544,401
6.00%, 01/01/55(c)		109,195	109,698,321
6.50%, 01/01/55(c)		1,179	1,203,317
			1,455,597,179
Principal Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(e)		3,530	2,467,689
Series 2024-16, Class PO, 0.00%, 03/25/51(e)		1,579	1,125,468
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(e)		6,867	4,553,535
Series 5341, Class AO, 0.00%, 06/25/50(e)		4,003	2,763,187
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(e)		530	405,616
			11,315,495
Total U.S. Government Sponsored Agency Securities — 126.5% (Cost: $1,650,324,968)			1,556,096,749
Total Long-Term Investments — 137.0% (Cost: $1,782,369,994)			1,685,292,996
Shares
Short-Term Securities
Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.33%(f)	7,523,135	7,523,135

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills(g)
4.16%, 01/07/25	USD	17,032	$ 17,022,320
4.24%, 01/16/25		11,650	11,630,810
Total U.S. Treasury Obligations — 2.3% (Cost: $28,649,712)			28,653,130
Total Short-Term Securities — 2.9% (Cost: $36,172,847)			36,176,265
Total Investments Before TBA Sale Commitments — 139.9% (Cost: $1,818,542,841)			1,721,469,261
TBA Sale Commitments(c)
Mortgage-Backed Securities — (22.7)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/55		(76)	(60,770)
2.50%, 01/15/55		(76)	(63,460)
3.00%, 01/15/55		(105)	(91,038)
3.50%, 01/15/55		(128)	(114,405)
4.00%, 01/15/55		(31,557)	(29,063,423)
4.50%, 01/15/55		(30,493)	(28,820,650)
5.00%, 01/15/55		(108)	(104,764)
5.50%, 01/15/55		(250)	(247,933)
6.00%, 01/15/55		(382)	(384,507)
6.50%, 01/15/55		(401)	(407,867)
Uniform Mortgage-Backed Securities
2.00%, 01/01/40 - 01/01/55		(955)	(756,112)
2.50%, 01/01/40 - 01/01/55		(481)	(394,987)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.00%, 01/01/40 - 01/01/55	USD	(29,938)	$ (25,445,910)
3.50%, 01/01/40 - 01/01/55		(194)	(171,819)
4.00%, 01/01/55		(37,295)	(34,101,649)
4.50%, 01/01/40 - 01/01/55		(2,374)	(2,235,838)
5.00%, 01/01/55		(37,329)	(36,025,270)
5.50%, 01/01/55		(79,762)	(78,705,036)
6.00%, 01/01/55		(10,124)	(10,170,666)
6.50%, 01/01/55		(31,101)	(31,742,152)
Total TBA Sale Commitments — (22.7)% (Proceeds: $(283,187,105))			(279,108,256)
Total Investments Net of TBA Sale Commitments — 117.2% (Cost: $1,535,355,736)			1,442,361,005
Liabilities in Excess of Other Assets — (17.2)%			(212,187,137)
Net Assets — 100.0%			$ 1,230,173,868
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	283	03/20/25	$ 30,776	$ (495,958)
Short Contracts
U.S. Treasury Bonds (30 Year)	58	03/20/25	6,603	37,525
U.S. Ultra Treasury Notes (10 Year)	71	03/20/25	7,903	97,506
U.S. Treasury Notes (2 Year)	92	03/31/25	18,916	(9,957)
U.S. Treasury Notes (5 Year)	248	03/31/25	26,364	242,400
				367,474
				$ (128,484)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 696,825	$ 167,487	$ 529,338
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	731,666	184,476	547,190
							$ 1,428,491	$ 351,963	$ 1,076,528

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series M Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	$ (770,772)	$ (281,642)	$ (489,130)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(657,719)	(242,197)	(415,522)
								$ (1,428,491)	$ (523,839)	$ (904,652)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 33,494,015	$ —	$ 33,494,015
Non-Agency Mortgage-Backed Securities	—	95,702,232	—	95,702,232
U.S. Government Sponsored Agency Securities	—	1,556,096,749	—	1,556,096,749
Short-Term Securities
Money Market Funds	7,523,135	—	—	7,523,135
U.S. Treasury Obligations	—	28,653,130	—	28,653,130
Liabilities
TBA Sale Commitments	—	(279,108,256)	—	(279,108,256)
	$ 7,523,135	$ 1,434,837,870	$ —	$ 1,442,361,005
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,076,528	$ —	$ 1,076,528
Interest Rate Contracts	377,431	—	—	377,431
Liabilities
Credit Contracts	—	(904,652)	—	(904,652)
Interest Rate Contracts	(505,915)	—	—	(505,915)
	$ (128,484)	$ 171,876	$ —	$ 43,392
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series M Portfolio
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced